HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2022
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

11.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2020	2021	2022
Rents	3,485	3,900	3,927
Utilities	478	507	603
Personnel costs	2,501	3,022	3,683
Depreciation and amortization	1,316	1,413	1,414
Consumable, food and beverage	885	969	1,026
Others	1,064	1,471	1,607
Total	9,729	11,282	12,260